Future minimum lease payments under non-cancellable operating lease of the Group as lessee (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Future minimum lease payments under non-cancellable operating lease of the Group as lessee [Line Items]
Minimum lease payment	₩ 610,091	₩ 609,037
Not later than 1 year
Future minimum lease payments under non-cancellable operating lease of the Group as lessee [Line Items]
Minimum lease payment	204,323	247,815
1~5 years
Future minimum lease payments under non-cancellable operating lease of the Group as lessee [Line Items]
Minimum lease payment	382,620	328,482
Later than 5 years
Future minimum lease payments under non-cancellable operating lease of the Group as lessee [Line Items]
Minimum lease payment	₩ 23,148	₩ 32,740